May 27, 2008
VIA FACSIMILE AND EDGAR
United States Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE
Mail Stop 3561
Washington, DC 20549
Attention: Susan Block

RE:	Scorpion Performance, Inc. Registration Statement on Form 10-SB Filed October 12, 2007 File No. 000-52859
Dear Ms. Block:
     On behalf of Scorpion Performance, Inc. (the “Company”), we hereby submit responses to the Comment Letter issued by the Staff of the Securities and Exchange Commission dated March 14, 2008. Each of our responses has been numbered to be consistent with the comments within the Comment Letter. All references to revisions may be found in Amendment No. 2 on Form 10 submitted for filing this same day.
General
Please file your next amendment on the appropriate form available to you without an “SB” designation. Refer to Section IV of the Smaller Reporting Company Regulatory Relief and Simplification Release (Release No. 33-8876) and A Small Entity Compliance Guide, both which are available on our website at: http://www.sec.gov/rules/final/finalarchive/finalarchive2007.shtml.

RESPONSE:	Amendment No. 2 has been filed without the “SB” designation, formatted as a Form 10 document and we have included additional information, as required by Regulation S-K.

United States Securities and Exchange Commission
May 27, 2008

Explanatory Note, page 3
You indicate that this amendment is done to reflect revisions to your Form 10-KSB. Please revise to indicate you are referring to revisions to your Form 10-SB.

RESPONSE:	Amendment No. 2 corrects this typographical error.
Subsequent Events, page 3
Please provide the information found here in the appropriate sections of your filing and delete the section here.

RESPONSE:	This information has been incorporated into the appropriate sections.
Description of Business, page 3
The Company, page 3
We note your response and revised disclosure in response to our prior comment 4. Please clarify if the price range given for private label arms is the price range you charge your customer, the retailer or wholesaler, or is the retail price to the end consumer. Please revise to clarify what price range you charge for the product.

RESPONSE:	We have revised accordingly.
We note your response to prior comment 4 and reissue in part. Please revise your disclosure to describe the price range you charge for the anodizing services.

RESPONSE:	This section has been revised to explain that prices for anodizing services are wholly dependent on the size and quantity of the order with the an average, minimum price of $50 per rack of product to be anodized.
Refer to the fifth paragraph. It appears that this Form 10 is effective. Please revise or advise. Refer to our prior comment 1.

RESPONSE:	This paragraph has been updated to reflect the effective date of the Original Filing.

United States Securities and Exchange Commission
May 27, 2008

Products, page 5
Private Label Products, page 6
We note your disclosure that in addition to the private label rocker arms you also manufacture components and assemblies for other automotive applications and for medical devices. Revise to disclose the percentage of your revenue that composes of the private label products for applications other than rocker arms, to the extent practicable.

RESPONSE:	The other components consist of automotive fuel rails (1%). To clarify, we stated that the Company was developing processes to manufacture medical devices. The Company has, however, provided anodizing services to the medical industry, which percentages, along with the inclusion of the fuel rails, have been included in the revised chart on page 5.
Services, page 6
Scorpion Anodizing, page 6
Please describe what “multi-purpose handles” for the medical industry are.

RESPONSE:	Described accordingly.
Scorpion Robotics/Engineering, page 6
Refer to the second to last sentence in the paragraph. Revise to state as a belief:

RESPONSE:	Revised accordingly.
Competition, page 7
Please revise to discuss your competitive condition within the industry. Refer to Item 101 of Regulation S-B.

RESPONSE:	Revised accordingly
We Have Incurred Recent Losses..., page 10
We note your recent losses. Revise to delete the phrase “our profitability” from the risk factor title.

RESPONSE:	Revised accordingly.

United States Securities and Exchange Commission
May 27, 2008

The High Performance Automotive Parts, page 11
Revise to indicate your competitive position within the industry.

RESPONSE:	Revised accordingly.
Our Business is Subject to the Risk of Price Fluctuations, page 13
Revise the heading to indicate that steel prices are currently high so investors may assess the risk.

RESPONSE:	Revised accordingly.
Our Failure to Comply with Current or Future Foreign Securities Regulations..., page 16
Please revise this subheading to indicate that you may have violated laws and regulations of foreign countries with offers and sales of your securities in those countries.

RESPONSE:	Revised accordingly.
We note your response to prior comment 18 and your revised disclosure regarding the various notifications from foreign securities regulatory bodies. Please revise the discussion to indicate where you in the process with complying with these foreign regulations.

RESPONSE:	Revised accordingly.
Management’ Discussion and Analysis of Financial Condition and Results of Operations
Critical Accounting Policies, page 21
We note your response to our comment 20, but do not believe your revisions to MD&A are responsive to our prior comment. As previously requested, please include a critical accounting policies section in your MD&A that discloses each of your critical accounting policies. The disclosure, for each critical accounting policy, should include a discussion of the material implications associated with the methods and assumptions underlying how you arrived at the critical accounting estimates. Additionally, you should address the questions that arise once the critical accounting estimate or assumption has been identified, by analyzing, to the extent material, factors such as how accurate the estimate/assumption has been in the past, how much the estimate/assumption has changed in the past, and whether the estimate/assumption is reasonably likely to change in the fixture. Sec FR-72 for guidance. It appears from your notes to your financial statements that at a minimum your valuation of inventory and evaluation of

United States Securities and Exchange Commission
May 27, 2008

long-lived assets for impairment would be critical accounting estimates, where the above mentioned disclosures should be provided. Please revise your filing accordingly.

RESPONSE:	We have revised Note 1 to our audited financials and added additional discussion in our MD&A section.
Plan of Operation, page 26
Please revise to clarify that there is no guarantee that you are going to be able to increase productivity.

RESPONSE:	Revised accordingly.
CFO Consulting Services, page 29
Please clarify what “CFO” refers to when first used.

RESPONSE:	We have revised this section by omitting the reference to “CFO” which although used to describe a type of service, may imply an executive officer position which it is not. We have revised to describe the services provided by ProLianze as financial consulting services.
Certain Relationships and Related Transactions, page 31
We note your response to our prior comment 31 but do not believe you have been fully responsive to our prior comment. As previously requested, please disclose in your audited financial statements, the basis (i.e. historical or fair value) used in transferring the net assets discussed in paragraph 3 and 5 of Item 7 on page 31.

RESPONSE:	Revised accordingly in Item 7 and added as Note 6 to our audited financial statements.
Legal Proceedings, page 35
We note your response to prior comment 33 and reissue in part. In relation to your securities offerings in Sweden, we note that you have ceased your offerings and are not aware of any further relief sought by the related regulatory body. Please clarify if you know of any further relief sought by the other foreign regulatory agencies in connection with your other foreign securities offerings. Refer to Item 103(a)(5) of Regulation S-B.

RESPONSE:	Note that this section has been changed to conform with the Form 10 format and is now found under Item 8. We have revised to provide that the Company is not aware of further relief or inquiries from foreign regulatory agencies.

United States Securities and Exchange Commission
May 27, 2008

Reference is made to the revised disclosures in your note 3 to your interim financial statements. In this regard, please also provide similar disclosure in the notes to your audited financial statements.

RESPONSE:	Revised accordingly and added as Note 7 to our audited financial statements.
Consolidated Financial Statements
Consolidated Statement of Changes in Stockholders’ Equity
The amount received from the issuance of common stock during 2005 as disclosed in your consolidated statement of changes in stockholders’ equity for 2005 of $5,247,210 does not agree to the amount reflected in the cash flow statement of this period of $4,460,596 or with the amount disclosed in Note 5. Please reconcile and revise these disclosures.

RESPONSE:	Corrected accordingly.
Note 1. Summary of Significant Accounting Policies
Revenue Recognition, page F-6
It appears that you have deleted your revenue recognition policy section. Please revise to include your revenue recognition policy as required by SAB Topic 13 (B).

RESPONSE:	Corrected accordingly.
Note 2. Property and Equipment, page F-13
We note your response to our prior comment 39, but do not believe that you have been fully responsive to our prior comment. As previously requested, please provide us with the following:
•	The separate dates of your long-lived asset impairment test for the fiscal year ended December 31, 2006 and any subsequent interim and annual periods presented in the filing;

•	If no impairment test was completed it would appear that you should perform an impairment analysis for the fiscal year ended December 31, 2006 and any subsequent interim and annual periods presented in the filing in light of the significant and increasing net losses reflected in your financial statements for the periods presented. See paragraph 8(e) of SFAS No. 144;

United States Securities and Exchange Commission
May 27, 2008

•	A summary of material relevant facts, assumptions, and estimates you considered in the above impairment tests on an individual asset group basis;

•	For those long-lived assets for which no impairment charges were taken, further explain to us and disclose in your financial statements and in the “critical accounting policies” section of MD&A why you concluded that no impairment charge for your long-lived assets were necessary, pursuant to paragraph 7 of SFAS No. 144, for the periods presented in the filing.
          We may have further comment upon receipt of your response.

RESPONSE:	We spoke with Jeffrey Jaramillo in your office on May 14, 2008 to try and resolve this open item. His insight was helpful and we now have a better understanding of how to formulate an appropriate response to this comment. Although we do not believe that there is any impairment in our operational equipment, we will expand our existing assessment, which originally addressed the business in general, to include a specific assessment of our operational equipment, which Mr. Jaramillo indicated is triggered by paragraph 8(e) of SFAS 144. In order to respond appropriately, we anticipate utilizing the services of third party consultants to provide professional assessments of market value and prepare other supportive materials. This process may take some additional time, however our desire is that our resulting analysis will be fully responsive to this comment. We are therefore filing the second Amendment to address the other comments and will file a further amendment, as necessary, upon resolution of this open item.
Other
We note your response to our prior comment 41, but do not believe you have been fully responsive to our prior comment. As previously requested, disclose in the Company’s financial statements the Company’s accounting policy for product warranty claims, as required by paragraph 14(a) of FIN 45.

RESPONSE:	We have added a discussion on product warranty claims to Note 1 of our audited financial statements.

United States Securities and Exchange Commission
May 27, 2008

Condensed Consolidated Financial Statements
Condensed Consolidated Statements of Operations
Condensed Consolidated Statement of Changes in Cash Flows
We note that the amount of the Company’s net loss during the nine months ended September 30, 2006 as reflected in its statement of operations of $488,088 does not agree to the net loss reflected in the Company’s consolidated statement of cash flows for this period of $754,960. Please reconcile and revise these disclosures.

RESPONSE:	In response to Comment No. 30, we have updated our financial statements to include our year-end audited financial information and deleted the September interim information.
Note. 2 — Equity, page F-6
We note your revised disclosure under the Unit Purchase Option section. In this regard, as previously requested, disclose the nature and terms of each Unit Purchase Option (UPO) sale transaction during the period ended September 30, 2007 and any subsequent periods presented in future amendments. Also, please revise to disclose the number of unit purchase options that were outstanding and exercisable at the end of each annual and interim period presented.

RESPONSE:	We have revised to disclose the number of UPOs outstanding and exercisable at the end of each audited period presented.
Also it is unclear from your filing if any of the investors that have invested in your common stock or UPOs during the periods presented in your annual and interim financial statements were employees at the time of issuance. Please clearly tell us and disclose in your annual and interim financial statement if any employees were issued common stuck or UPOs during the period from January 1, 2005 through the date of your most recent filing. If so, please tell us the significant terms of the transactions in which these parties were issued common stock and/or UPOs and tell us how the terms of these transactions compared to other transactions involving common shares and UPOs with third party investors.

RESPONSE:	Unit Purchase Options were offered and sold only to non-affiliated existing non-U.S. shareholders. We have revised the Notes to our audited statements and in Item 9 (previously Item 1 of Part II) to state that no Unit Purchase Options were sold to employees or affiliates of the Company.

United States Securities and Exchange Commission
May 27, 2008

Other
We note your response to our prior comment 38, where you state that you have made the appropriate revision in your interim financial statements. However, we continue to note that your interim financial statements do not provide the required disclosures in paragraph 20 and 24 of FIN 48. Please revise accordingly. Also, as you will need to update your financial statements to include annual audited financial statements for the fiscal year ended December 31, 2007, please also provide the disclosures outlined in paragraph 21 of FIN 48 in your next amendment.

RESPONSE:	In response to Comment No. 30, we have updated our financial statements to include our year-end audited financial information and deleted the September interim information.
Please update your financial statements pursuant to Item 310(g) of Regulation S-B.

RESPONSE:	Updated accordingly.
     We believe that our response addresses all of your concerns. If you have additional questions, please contact the undersigned at 954-713-7600.

Very truly yours,
/s/ Charles B. Pearlman

cc: Mr. Robert Stopanio
Pursuant to Internal Revenue Service guidance, be advised that any federal tax advice contained in this written or electronic communication, including any attachments or enclosures, is not intended or written to be used and it cannot be used by any person or entity for the purpose of (i) avoiding any tax penalties that may be imposed by the Internal Revenue Service or any other U.S. Federal taxing authority or agency or (ii) promoting, marketing or recommending to another party any transaction or matter addressed herein.